Note 10 - Stock-based Compensation - Stock Options Outstanding (Details) - CAD CAD / shares in Units, shares in Thousands, CAD in Thousands	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Number of options (in shares)	8,240
Vested (in shares)	8,240
Aggregate intrinsic value	CAD 1,994
Price per share (in CAD per share)	CAD 0.39	CAD 0.48
Range One [Member]
Number of options (in shares)	685
Vested (in shares)	685
Aggregate intrinsic value	CAD 116
Price per share, lower range limit (in CAD per share)	CAD 0.21
Price per share, upper range limit (in CAD per share)	CAD 0.73
Expiry date	Sep 2017
Range Two [Member]
Number of options (in shares)	2,845
Vested (in shares)	2,845
Aggregate intrinsic value	CAD 487
Price per share, lower range limit (in CAD per share)	CAD 0.30
Price per share, upper range limit (in CAD per share)	CAD 0.56
Expiry date	Mar - Dec 2018
Range Three [Member]
Number of options (in shares)	935
Vested (in shares)	935
Aggregate intrinsic value	CAD 411
Expiry date	Dec 2019
Price per share (in CAD per share)	CAD 0.21
Range Four [Member]
Number of options (in shares)	1,370
Vested (in shares)	1,370
Aggregate intrinsic value	CAD 423
Price per share, lower range limit (in CAD per share)	CAD 0.33
Price per share, upper range limit (in CAD per share)	CAD 0.38
Expiry date	Jun - Dec 2020
Range Five [Member]
Number of options (in shares)	2,405
Vested (in shares)	2,405
Aggregate intrinsic value	CAD 557
Price per share, lower range limit (in CAD per share)	CAD 0.39
Price per share, upper range limit (in CAD per share)	CAD 0.42
Expiry date	Mar - Nov 2021